Share Capital and Warrants - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance	$ 2,002	$ 2,691
Stock-Based Compensation Expense	126	97
Purchase of Common Shares Under NCIB	(966)	(688)
Preferred Shares Redeemed	(87)
Common Shares Issued on Exercise of Stock Options	(16)	(12)
Ending balance	944	2,002
NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	11	11
Retained Earnings Prior to Ovintiv Split
Disclosure of reserves within equity [line items]
Beginning balance	1,707	2,395
Purchase of Common Shares Under NCIB	(966)	(688)
Preferred Shares Redeemed	(87)
Common Shares Issued on Exercise of Stock Options	0	0
Ending balance	654	1,707
Retained Earnings Prior to Ovintiv Split | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	0	0
Stock-Based Compensation
Disclosure of reserves within equity [line items]
Beginning balance	295	296
Purchase of Common Shares Under NCIB	0	0
Preferred Shares Redeemed	0
Common Shares Issued on Exercise of Stock Options	(16)	(12)
Ending balance	290	295
Stock-Based Compensation | NSRs and NCIB
Disclosure of reserves within equity [line items]
Stock-Based Compensation Expense	$ 11	$ 11